Operations	12 Months Ended
Dec. 31, 2025
Operations [Abstract]
Operations
1.	Operations

BRBI BR Partners S.A. (“Company” or “Parent Company”, and jointly with subsidiaries, “BR Partners Group” or “Group”), formerly “BR Advisory Partners Participações S.A.” until March 20, 2025 is a publicly-held corporation, headquartered at Avenida Brigadeiro Faria Lima nº 3.732 – 28º floor, in the city of São Paulo, State of São Paulo, which has it shares traded in units on B3 S.A. - Brasil, Bolsa, Balcão (“B3 S.A.”), under the ticker BRBI11. Each unit consists of 2 preferred shares and 1 ordinary share of the Group.

In Brazil, shares are traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3 S.A.”) under the ticker BRBI11. Each unit is composed of two preferred shares and one ordinary share. The Group also maintains Level II American Depositary Receipts (ADRs), which are backed by four units listed on the B3 and traded on the Nasdaq Inc.

The Group is engaged in investing in other companies, domestic or foreign, as a partner, quota holder or shareholder and management of our assets. The ultimate control of the Group is held by BR Partners Holdco Participações S.A. (“Holdco”), which holds 35.59% of the ordinary shares – 29% and 55.01% at December 31, 2025 and 2024, respectively – of the Group’s total capital.

On August 29, 2025, BR Partners Holdco Participações S.A. (“Holdco”) — the Group’s direct controlling shareholder — completed an intra-group corporate reorganization. This process involved a partial spin-off of equity interest in the Group, with the spun-off portion transferred to a newly incorporated holding company, Black River Holdings e Investimentos Ltda. (“Black River”). As a result of this reorganization, Black River now holds a 26.01% equity interest, while Holdco’s ownership interest was reduced from 55.01% to 29.0% of the Group’s total capital. This intra-group corporate reorganization does not result in any changes to the Group’s control structure, nor does it impact the Group’s governance, operations, administrative structure, or strategy.

The Group is integrated into a business context related to investment banking, capital markets, treasury, sales and structuring, investments, and wealth management.